CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share Capital	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at beginning of the year at Dec. 31, 2021	$ 475,973	$ 153,130,813	$ 52,193,811	$ (540,967)	$ (199,705,048)	$ 5,554,582
Balance at the beginning of the year (in shares) at Dec. 31, 2021	4,759,731,923
Issuance of share capital, net of issuance costs	$ 117,519	13,368,950				13,486,469
Issuance of share capital, net of issuance costs (in shares)	1,175,185,200
Stock-based compensation		221,692				221,692
Comprehensive loss				(80,590)	(10,856,373)	(10,936,963)
Balance at the end of the year at Jun. 30, 2022	$ 593,492	166,721,455	52,193,811	(621,557)	(210,561,421)	8,325,780
Balance at the end of the year (in shares) at Jun. 30, 2022	5,934,917,123
Balance at beginning of the year at Dec. 31, 2022	$ 744,492	167,076,392	52,193,811	(770,839)	(217,453,110)	1,790,746
Balance at the beginning of the year (in shares) at Dec. 31, 2022	7,444,917,123
Issuance of share capital, net of issuance costs	$ 266,666	3,235,091				3,501,757
Issuance of share capital, net of issuance costs (in shares)	2,666,666,700
Stock-based compensation		541,526				541,526
Issuance of share capital upon vesting of restricted stock units	$ 1,074					1,074
Issuance of share capital upon vesting of restricted stock units (in shares)	10,737,700
Comprehensive loss				(55,038)	(2,998,608)	(3,053,646)
Balance at the end of the year at Jun. 30, 2023	$ 1,012,232	$ 170,853,009	$ 52,193,811	$ (825,877)	$ (220,451,718)	$ 2,781,457
Balance at the end of the year (in shares) at Jun. 30, 2023	10,122,321,523